Right of use assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Tabular disclosure of right of use assets activity

	Buildings	Machinery equipment and vehicle	Office and IT equipment	Software	Total
	€	€	€	€	€
Cost
As at January 1, 2018	35,055	796	4,890	1,985	42,726
Additions	6,492	1,066	2,005	11	9,574
Acquisition of subsidiaries	177	88	—	—	265
Contract Cancellation	(3,519)	(11)	(3,553)	—	(7,083)
Exchange differences	289	2	3	—	294

As at December 31, 2018	38,494	1,941	3,345	1,996	45,776
Additions	16,476	1,743	1,313	924	20,456
Acquisition of subsidiaries (Note 7)	157	—	—	—	157
Contract Cancellation	(7,031)	(303)	(918)	(1,996)	(10,248)
Transfer to assets held for sale	(7,186)	—	—	—	(7,186)
Exchange differences	413	2	3	—	418

As at December 31, 2019	41,323	3,383	3,743	924	49,373

Depreciation
As at January 1, 2018	—	—	—	—	—
Charge for the year	7,907	581	1,403	569	10,460
Contract Cancellation	(122)	(6)	(449)	—	(577)
Exchange differences	101	1	2	—	104

As at December 31, 2018	7,886	576	956	569	9,987
Charge for the year	9,445	1,004	1,256	364	12,069
Contract Cancellation	(4,182)	(131)	(879)	(841)	(6,033)
Transfer to assets held for sale	(2,201)	—	—	—	(2,201)
Others	29	—	(29)	—	—
Exchange differences	72	1	2	—	75

As at December 31, 2019	11,049	1,450	1,306	92	13,897

Impairment
As at December 31, 2018	—	—	—	—	—
Charge for the year	227	—	—	—	227
As at December 31, 2019	227	—	—	—	227

Net book value
At December 31, 2019	30,047	1,933	2,437	832	35,249

At December 31, 2018	30,608	1,365	2,389	1,427	35,789